Warrant Liability - Schedule of Fair Value of Warrants on Various Dates Calculated Using a Black-Scholes Option Pricing Model with Assumptions (Details)								12 Months Ended
	Nov. 25, 2020 year $ / shares	Nov. 25, 2020 year $ / shares	Nov. 03, 2020 year $ / shares	Nov. 03, 2020 year $ / shares	May 26, 2020 yr	Apr. 23, 2019 year $ / shares shares	Feb. 22, 2019 year $ / shares shares	Dec. 31, 2020 year yr $ / shares	Dec. 31, 2020 year yr $ / shares	Dec. 31, 2019 yr	Dec. 31, 2018 year yr $ / shares shares
Disclosure Of Detailed Information About Stock Option Assumption [Line Items]
Remaining life until expiry | yr					6.3			6.7	6.7	7.2	7.9
Volatility					93.20%			100.50%	100.50%	45.00%	66.10%
Risk-free interest rate					0.40%			0.50%	0.50%	1.40%	2.10%
Black Scholes Option Pricing Model
Disclosure Of Detailed Information About Stock Option Assumption [Line Items]
Underlying common share fair value (in US$)		$ 3.97		$ 4.30					$ 4.20
Remaining life until expiry | year	4.9	4.9	5.0	5.0				4.8	4.8
Volatility	49.00%	49.00%	49.00%	49.00%				49.00%	49.00%
Risk-free interest rate	0.38%	0.38%	0.39%	0.39%				0.34%	0.34%
Fair value of a warrant calculated using a Black-Sholes pricing model (in US$)		$ 1.29		$ 1.53					$ 1.41
Fair value of exercise price adjustment mechanism (in US$)		$ 0.24		$ 0.22					$ 0.22
Illiquidity discount	29.00%	29.00%	30.00%	30.00%				29.00%	29.00%
Fair value of a warrant | (per share)	$ 1.41	$ 1.08	$ 1.62	$ 1.22				$ 1.47	$ 1.16
European Put Option
Disclosure Of Detailed Information About Stock Option Assumption [Line Items]
Remaining life until expiry | year						7.8	8.0				7.9
Volatility						55.60%	48.10%				44.50%
Risk-free interest rate						1.66%	1.84%				2.82%
Underlying preferred share fair value						$ 32.43	$ 152.15				$ 130.00
Number of warrant shares issued | shares						19,402	19,402				14,088